1933 Act/Rule 497(e)

June 12, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Opportunities Trust

File Nos. 033-65137 and 811-7455

To The Commission Staff:

On behalf of Virtus Opportunities Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 497(e) under the Securities Act of 1933 and the Investment Company Act of 1940, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus for Virtus Allocator Premium AlphaSector Fund, Virtus AlphaSector Rotation Fund, Virtus Alternatives Diversifier Fund, Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund, Virtus Dynamic AlphaSector Fund, Virtus Foreign Opportunities Fund, Virtus Global Commodities Stock Fund, Virtus Global Dividend Fund, Virtus Global Opportunities Fund, Virtus Global Premium AlphaSector Fund, Virtus Global Real Estate Securities Fund, Virtus Greater Asia ex Japan Opportunities Fund, Virtus Greater European Opportunities Fund, Virtus High Yield Fund, Virtus International Equity Fund, Virtus International Real Estate Securities Fund, Virtus Multi-Sector Intermediate Bond Fund, Virtus Multi-Sector Short Term Bond Fund, Virtus Premium AlphaSector Fund, Virtus Real Estate Securities Fund and Virtus Senior Floating Rate Fund (the “Funds”) as filed under Rule 497(e) on May 23, 2013. The purpose of this filing is to submit the 497(e) filing dated May 23, 2013 in XBRL for the Funds.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4791 if you have any questions concerning this filing.

Very truly yours,

/s/ Kevin J. Carr
Kevin J. Carr

cc:	Ann Flood